Interest in Brunswick Corporation Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 154
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The net assets in the Master Trust and the Plan's interest in the Master Trust as of December 31, 2025 and December 31, 2024 are as follows:

	2025
	Master Trust	Plan's Interest in Master Trust
US All Cap Equity Fund
Common stock	$131,032,167	$10,638,503
Mutual funds	138,322,277	11,230,387
Collective trusts	2,334,620	189,548
Total US All Cap Equity Fund	271,689,064	22,058,438
Brunswick ESOP Company Stock Fund	39,945,389	7,567,265
Total investments	$311,634,453	$29,625,703

	2024
	Master Trust	Plan's Interest in Master Trust
US All Cap Equity Fund
Common stock	$135,778,951	$11,463,952
Mutual funds	132,003,915	11,145,222
Collective trusts	973,903	82,227
Total US All Cap Equity Fund	268,756,769	22,691,401
Brunswick ESOP Company Stock Fund	33,797,147	6,471,937
Total investments	$302,553,916	$29,163,338
The net appreciation in fair value of investments and investment income for the Master Trust for the year ended December 31, 2025 are as follows:

Net appreciation in fair value of investments	$41,509,437
Interest and dividend income	2,962,634
Total	$44,472,071

EBP 170
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The net assets in the Master Trust and the Plan's interest in the Master Trust as of December 31, 2025 and December 31, 2024 are as follows:

	2025
	Master Trust	Plan's Interest in Master Trust
US All Cap Equity Fund
Common stock	$131,032,167	$120,393,665
Mutual funds	138,322,277	127,091,890
Collective trusts	2,334,620	2,145,071
Total US All Cap Equity Fund	271,689,064	249,630,626
Brunswick ESOP Company Stock Fund	39,945,389	32,378,124
Total investments	$311,634,453	$282,008,750

	2024
	Master Trust	Plan's Interest in Master Trust
US All Cap Equity Fund
Common stock	$135,778,951	$124,314,999
Mutual funds	132,003,915	120,858,693
Collective trusts	973,903	891,676
Total US All Cap Equity Fund	268,756,769	246,065,368
Brunswick ESOP Company Stock Fund	33,797,147	27,325,210
Total investments	$302,553,916	$273,390,578
The net appreciation in fair value of investments and investment income for the Master Trust for the year ended December 31, 2025 are as follows:

Net appreciation in fair value of investments	$41,509,437
Interest and dividend income	2,962,634
Total	$44,472,071